BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund
BNY Mellon National Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon National Municipal Money Market Fund Investor Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.02%
Total annual fund operating expenses	0.54%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon National Municipal Money Market Fund Investor Shares	55	173	302	677

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term,

high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds,

tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as

U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

o Municipal government risk. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by a number of factors, including budget shortfalls, lower tax revenues, weak economic conditions and reduced levels of aid to governments. Issuers of municipal obligations may default on their payment obligations and may seek bankruptcy protection.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows changes in the performance of the fund's Investor shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Investor

Best Quarter

Q2, 2007: 0.81%

Worst Quarter

Q4, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 9/30/11 was

0.00%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon National Municipal Money Market Fund Investor Shares	none	1.54%	1.37%	Jun. 02, 2003

For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option

3 for BNY Mellon Wealth Advisors.